Current assets - cash and cash equivalents	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Current assets - cash and cash equivalents	Note 1 1 . Current assets - cash and cash equivalents

	2023	2022
	A$’000	A$’000

Cash at bank and on hand	5,241	7,361

	5,241	7,361